Pensions and other post-employment benefits - Asset Ceiling and Other (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) plan	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Pensions and Other Post-Employment Benefits
Employer contributions expected to be paid next year	€ 91
Defined benefit plans and post-retirement benefits plans
Pensions and Other Post-Employment Benefits
Past service cost and gains on curtailments	52	€ (3)	€ 2
Gain/(loss) from change in demographic assumptions	€ (80)	€ (136)	€ (81)
United States
Pensions and Other Post-Employment Benefits
Total number of pension plans | plan	3
United States Pension benefits
Pensions and Other Post-Employment Benefits
Percentage of total healthcare obligations for capped employees	56.00%
UNITED KINGDOM
Pensions and Other Post-Employment Benefits
Past service cost and gains on curtailments	€ 3
GERMANY
Pensions and Other Post-Employment Benefits
Past service cost and gains on curtailments	15
Gain/(loss) from change in demographic assumptions	27
INDIA
Pensions and Other Post-Employment Benefits
Past service cost and gains on curtailments	4
UNITED STATES
Pensions and Other Post-Employment Benefits
Past service cost and gains on curtailments	€ (44)